Consolidated Statement of Cash Flows - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Capital contribution received	$ 3	$ 7